UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2019

OppenheimerFunds®

The Right Way
to Invest

Oppenheimer Limited-Term Government Fund

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund's updated report is available on our website (**oppenheimerfunds.com**). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling **1.800.225.5677.**

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Government Bond Index	Bloomberg Barclays U.S. 1-3 Year Government Bond Index
6-Month	2.13%	-0.17%	4.70%	2.32%
1-Year	2.64	0.33	4.20	2.74
5-Year	0.99	0.53	2.15	0.99
10-Year	2.25	2.02	2.44	1.10

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Top Allocations

PORTFOLIO ALLOCATION
Mortgage-Backed Obligations
Government Agency	48.8%
Non-Agency	2.5
U.S. Government Obligations	32.7
Short-Term Notes	8.2
Asset-Backed Securities	6.4
Investment Company
Oppenheimer Institutional
Government Money Market Fund	1.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

For more current Fund holdings, please visit oppenheimerfunds.com.

4        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPGVX)	3/10/86	2.13%	2.64%	0.99%	2.25%
Class C (OLTCX)	2/1/95	1.72	1.82	0.19	1.44
Class I (OLTIX)	12/28/12	2.29	2.72	1.29	1.09*
Class R (OLTNX)	3/1/01	1.98	2.09	0.67	1.93
Class Y (OLTYX)	1/26/98	2.28	2.71	1.25	2.55
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/19
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPGVX)	3/10/86	-0.17%	0.33%	0.53%	2.02%
Class C (OLTCX)	2/1/95	0.72	0.82	0.19	1.44
Class I (OLTIX)	12/28/12	2.29	2.72	1.29	1.09*
Class R (OLTNX)	3/1/01	1.98	2.09	0.67	1.93
Class Y (OLTYX)	1/26/98	2.28	2.71	1.25	2.55

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	2.38%
Class C	1.65
Class I	2.76
Class R	2.15
Class Y	2.74

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	2.31%
Class C	1.62
Class I	2.76
Class R	2.12
Class Y	2.61

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended March 31, 2019 and that date’s maximum offering price (for Class A shares)

5        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended March 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the performance of the Bloomberg Barclays U.S. Government Bond Index and the Bloomberg Barclays U.S. 1-3 Year Government Bond Index. The Bloomberg Barclays U.S. Government Bond Index is a market-weighted index of U.S. government securities with maturities of 1 year or more. The Bloomberg Barclays U.S. 1-3 Year Government Bond Index is an index of U.S. Government securities with maturities of 1 to 3 years. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019

Class A	$1,000.00	$1,021.30	$4.04

Class C	1,000.00	1,017.20	8.08

Class I	1,000.00	1,022.90	2.47

Class R	1,000.00	1,019.80	5.55

Class Y	1,000.00	1,022.80	2.52

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,020.94	4.04

Class C	1,000.00	1,016.95	8.08

Class I	1,000.00	1,022.49	2.47

Class R	1,000.00	1,019.45	5.55

Class Y	1,000.00	1,022.44	2.52

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 are as follows:

Class	Expense Ratios
Class A	0.80%
Class C	1.60
Class I	0.49
Class R	1.10
Class Y	0.50

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Principal Amount	Value

Asset-Backed Securities—7.2%

American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$1,246,026
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	2,115,000	2,125,349
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,830,000	1,843,051

AmeriCredit Automobile Receivables Trust:
Series 2016-4, Cl. D, 2.74%, 12/8/22	2,500,000	2,489,533
Series 2017-1, Cl. D, 3.13%, 1/18/23	2,850,000	2,857,711
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,405,000	2,418,889
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,140,000	2,142,351

CarMax Auto Owner Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,876,446
Series 2017-4, Cl. D, 3.30%, 5/15/24	3,590,000	3,577,497
Series 2018-1, Cl. D, 3.37%, 7/15/24	630,000	630,891

CCG Receivables Trust, Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	190,619

Credit Acceptance Auto Loan Trust:
Series 2016-3A, Cl. C, 3.60%, 4/15/25[1]	2,010,000	2,011,617
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	270,000	270,142
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,455,000	1,466,343
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	880,000	900,256
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	250,000	253,959
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	3,575,000	3,614,304

Drive Auto Receivables Trust:
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,635,000	2,657,853
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,475,000	2,517,947
Series 2018-3, Cl. D, 4.30%, 9/16/24	1,650,000	1,685,557
Series 2019-1, Cl. D, 4.09%, 6/15/26	2,410,000	2,463,443
Series 2019-2, Cl. D, 3.69%, 8/17/26	2,565,000	2,588,771

DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,662,608
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	2,475,000	2,481,684
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	1,790,000	1,809,695

Exeter Automobile Receivables Trust, Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	1,555,000	1,590,533

Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	2,825,000	2,924,621

GM Financial Automobile Leasing Trust, Series 2019-1, Cl. D, 3.95%, 5/22/23	2,575,000	2,593,811

Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 4.036% [US0001M+155], 6/27/22[1,2]	460,000	460,566
Series 2017-1, Cl. D, 4.786% [US0001M+230], 6/27/22[1,2]	535,000	535,270

Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. D, 3.17%, 4/17/23	2,430,000	2,433,044
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,255,000	2,267,656
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,050,000	3,048,612
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	812,824
Series 2018-2, Cl. D, 3.88%, 2/15/24	1,305,000	1,324,427
Series 2019-1, Cl. D, 3.65%, 4/15/25	2,180,000	2,206,715

Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. D, 3.28%, 12/15/22[1]	1,118,000	1,118,450

9        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Asset-Backed Securities (Continued)

Westlake Automobile Receivables Trust: (Continued)
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	$1,285,000	$1,288,490
Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	3,000,000	3,051,503

Total Asset-Backed Securities (Cost $73,884,461)		74,439,064

Mortgage-Backed Obligations—58.1%

Government Agency—55.2%

FHLMC/FNMA/FHLB/Sponsored—51.0%

Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27	2,119,670	2,189,185
4.50%, 5/1/19	620	631
5.50%, 1/1/24-9/1/24	1,585,073	1,625,481
6.00%, 10/1/22-10/1/29	801,619	874,960
6.50%, 4/1/21-4/1/34	898,134	995,121
7.00%, 10/1/31-10/1/37	450,388	511,627
7.50%, 1/1/32-8/1/37	11,157,743	12,847,102
8.50%, 3/1/31	23,977	26,691
9.00%, 8/1/22-5/1/25	15,815	16,945

Federal Home Loan Mortgage Corp. Non Gold Pool, 11.00%, 11/1/20	207	207

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	75,383	14,743
Series 205, Cl. IO, 61.788%, 9/1/29[3]	539,119	108,543
Series 206, Cl. IO, 99.999%, 12/15/29[3]	36,062	9,998
Series 243, Cl. 6, 0.231%, 12/15/32[3]	188,164	35,347
Series 304, Cl. C31, 9.481%, 12/15/27[3]	865,023	70,223
Series 304, Cl. C45, 6.833%, 12/15/27[3]	402,500	32,458
Series 304, Cl. C47, 5.55%, 12/15/27[3]	390,124	32,902

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	34,625,375	34,303,338

Federal Home Loan Mortgage Corp., Multiclass Mortgage Securities, Series
43, Cl. PH, 6.50%, 10/17/24	333,894	354,014

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	231,687	231,373
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,512,403
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,469,196
Series K029, Cl. A2, 3.32%, 2/25/23[4]	4,500,000	4,627,068
Series K030, Cl. A2, 3.25%, 4/25/23[4]	3,820,000	3,918,836
Series K033, Cl. A2, 3.06%, 7/25/23[4]	2,000,000	2,038,245
Series K034, Cl. A2, 3.531%, 7/25/23[4]	4,550,000	4,718,607
Series K035, Cl. A1, 2.615%, 3/25/23	4,900,924	4,912,147
Series K040, Cl. A1, 2.768%, 4/25/24	12,116,680	12,156,333
Series K041, Cl. A1, 2.72%, 8/25/24	9,359,162	9,375,582
Series K042, Cl. A1, 2.267%, 6/25/24	4,781,205	4,730,280
Series K043, Cl. A1, 2.532%, 10/25/23	6,737,226	6,713,146
Series K044, Cl. A1, 2.321%, 3/25/24	11,836,010	11,733,625
Series K045, Cl. A1, 2.493%, 11/25/24	10,366,089	10,307,055
Series K046, Cl. A1, 2.697%, 1/25/25	8,621,749	8,624,789
Series K047, Cl. A1, 2.827%, 12/25/24	9,587,599	9,629,047
Series K048, Cl. A1, 2.689%, 12/25/24	8,508,241	8,541,340

10        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates: (Continued)
Series K053, Cl. A1, 2.548%, 2/25/25	$2,417,428	$2,413,125
Series KI01, Cl. A, 2.65% [LIBOR01M+16], 9/25/22[2]	3,094,451	3,087,632
Series KI02, Cl. A, 2.69% [LIBOR01M+20], 2/25/23[2]	4,248,562	4,242,725

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series K051, Cl. X1, 12.231%, 9/25/25[3]	63,420,152	1,904,964
Series KC02, Cl. X1, 0.00%, 3/25/24[3,5]	254,400,137	4,439,282
Series KC03, Cl. X1, 0.00%, 11/25/24[3,5]	22,165,000	562,865

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[6]	114,754	100,550
Series 219, Cl. PO, 13.742%, 3/1/32[6]	355,798	301,390

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 3.134% [LIBOR01M+65], 6/15/21[2]	150	151
Series 151, Cl. F, 9.00%, 5/15/21	1,184	1,204
Series 1695, Cl. F, 2.495% [D11COF+137], 3/15/24[2]	339,598	347,653
Series 2035, Cl. PC, 6.95%, 3/15/28	319,213	350,034
Series 2084, Cl. ZC, 6.50%, 8/15/28	162,635	176,277
Series 2116, Cl. ZA, 6.00%, 1/15/29	196,649	214,314
Series 2122, Cl. FD, 2.834% [LIBOR01M+35], 2/15/29[2]	255,367	255,247
Series 2132, Cl. FN, 3.389% [LIBOR01M+90], 3/15/29[2]	311,044	316,447
Series 2148, Cl. ZA, 6.00%, 4/15/29	315,403	343,852
Series 2195, Cl. LH, 6.50%, 10/15/29	541,049	596,095
Series 2220, Cl. PD, 8.00%, 3/15/30	109,315	126,430
Series 2281, Cl. Z, 6.50%, 2/15/31	776,346	852,458
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,148,204	1,274,169
Series 2326, Cl. ZP, 6.50%, 6/15/31	222,686	243,421
Series 2344, Cl. FP, 3.434% [LIBOR01M+95], 8/15/31[2]	188,656	193,345
Series 2392, Cl. FB, 3.084% [LIBOR01M+60], 1/15/29[2]	49,031	49,494
Series 2396, Cl. FE, 3.084% [LIBOR01M+60], 12/15/31[2]	110,583	111,837
Series 2401, Cl. FA, 3.134% [LIBOR01M+65], 7/15/29[2]	72,080	72,877
Series 2427, Cl. ZM, 6.50%, 3/15/32	62,123	68,455
Series 2464, Cl. FI, 3.484% [LIBOR01M+100], 2/15/32[2]	108,437	111,416
Series 2470, Cl. LF, 3.484% [LIBOR01M+100], 2/15/32[2]	110,941	113,989
Series 2471, Cl. FD, 3.484% [LIBOR01M+100], 3/15/32[2]	156,205	160,486
Series 2481, Cl. AF, 3.034% [LIBOR01M+55], 3/15/32[2]	91,238	92,106
Series 2500, Cl. FD, 2.984% [LIBOR01M+50], 3/15/32[2]	173,115	173,048
Series 2504, Cl. FP, 2.984% [LIBOR01M+50], 3/15/32[2]	177,604	178,941
Series 2526, Cl. FE, 2.884% [LIBOR01M+40], 6/15/29[2]	191,589	192,170
Series 2530, Cl. FD, 2.984% [LIBOR01M+50], 2/15/32[2]	216,205	217,835
Series 2538, Cl. F, 3.084% [LIBOR01M+60], 12/15/32[2]	22,182	22,439
Series 2550, Cl. FI, 2.834% [LIBOR01M+35], 11/15/32[2]	34,539	34,136
Series 2551, Cl. FD, 2.884% [LIBOR01M+40], 1/15/33[2]	179,544	180,193
Series 2635, Cl. AG, 3.50%, 5/15/32	1,153,570	1,167,972
Series 2676, Cl. KY, 5.00%, 9/15/23	405,412	419,147
Series 3010, Cl. WB, 4.50%, 7/15/20	144,465	144,685
Series 3025, Cl. SJ, 15.643% [-3.6667 x LIBOR01M+2,475], 8/15/35[2]	54,527	79,210
Series 3134, Cl. FA, 2.784% [LIBOR01M+30], 3/15/36[2]	2,854,353	2,846,322

11        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 3342, Cl. FT, 2.934% [LIBOR01M+45], 7/15/37[2]	$230,786	$231,682
Series 3581, Cl. B, 4.00%, 10/15/24	867,526	885,819
Series 3645, Cl. EH, 3.00%, 12/15/20	215,963	215,328
Series 3738, Cl. BP, 4.00%, 12/15/38	3,939,558	4,035,292
Series 3753, Cl. AS, 3.50%, 11/15/25	705,715	719,813
Series 3762, Cl. BH, 2.50%, 5/15/25	2,288,414	2,279,419
Series 3800, Cl. CD, 3.10%, 3/15/25	1,575,333	1,577,762
Series 3822, Cl. JA, 5.00%, 6/15/40	44,752	45,582
Series 3848, Cl. WL, 4.00%, 4/15/40	893,778	905,509
Series 3857, Cl. GL, 3.00%, 5/15/40	1,719,505	1,752,232
Series 3874, Cl. JW, 3.50%, 6/15/26	2,846,272	2,922,939
Series 3887, Cl. NC, 3.00%, 7/15/26	440,718	440,763
Series 3917, Cl. BA, 4.00%, 6/15/38	433,712	447,625
Series 3935, Cl. NA, 3.50%, 10/15/26	1,635,213	1,648,330
Series 3974, Cl. C, 3.00%, 1/15/26	10,004,254	10,036,309
Series 4016, Cl. AB, 2.00%, 9/15/25	4,504,868	4,472,860
Series 4109, Cl. KD, 3.00%, 5/15/32	183,680	183,187
Series 4113, Cl. JH, 3.00%, 7/15/39	1,611,633	1,621,243
Series 4221, Cl. HJ, 1.50%, 7/15/23	4,777,829	4,690,654
Series 4253, Cl. TD, 2.00%, 7/15/40	960,479	957,803
Series 4285, Cl. BA, 2.00%, 12/15/23	1,099,896	1,086,631
Series 4316, Cl. FY, 2.884% [LIBOR01M+40], 11/15/39[2]	733,435	734,287
Series 4399, Cl. A, 2.50%, 7/15/24	36,311	36,130
Series 4446, Cl. PL, 2.50%, 7/15/38	2,397,776	2,365,179
Series 4459, Cl. ND, 5.50%, 4/15/25	13,654	13,763

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	103,372	9,696
Series 2079, Cl. S, 99.999%, 7/17/28[3]	190,266	21,616
Series 2493, Cl. S, 20.615%, 9/15/29[3]	143,051	23,921
Series 2526, Cl. SE, 52.421%, 6/15/29[3]	264,704	43,604
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	1,415,122	89,765
Series 2796, Cl. SD, 80.675%, 7/15/26[3]	60,386	6,975
Series 2920, Cl. S, 17.17%, 1/15/35[3]	1,576,134	253,253
Series 2922, Cl. SE, 16.146%, 2/15/35[3]	263,042	43,307
Series 2981, Cl. AS, 0.668%, 5/15/35[3]	502,360	69,726
Series 3397, Cl. GS, 0.00%, 12/15/37[3,5]	36,187	6,326
Series 3424, Cl. EI, 0.00%, 4/15/38[3,5]	51,979	5,164
Series 3450, Cl. BI, 8.323%, 5/15/38[3]	1,676,944	245,763
Series 3606, Cl. SN, 12.371%, 12/15/39[3]	449,377	58,388
Series 4057, Cl. QI, 4.56%, 6/15/27[3]	2,629,362	198,385
Series 4136, Cl. MI, 3.199%, 11/15/27[3]	3,114,102	257,337
Series 4146, Cl. AI, 10.738%, 12/15/27[3]	1,107,020	86,057
Series 4205, Cl. AI, 8.248%, 5/15/28[3]	708,300	52,349
Series 4818, Cl. BI, 0.00%, 3/15/45[3,5]	1,030,274	172,478

Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 2.984% [LIBOR01M+50], 5/15/36[2]	1,420,415	1,423,720

12        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn.:
2.50%, 4/1/34[7]	$6,910,000	$6,870,096
3.00%, 4/1/34-4/1/49[7]	10,120,000	10,156,506
3.50%, 4/1/49[7]	37,380,000	37,901,276
4.00%, 4/1/49[7]	54,325,000	55,886,843
4.50%, 4/1/49[7]	14,815,000	15,438,489

Federal National Mortgage Assn. Pool:
3.50%, 8/1/40	991,967	1,012,148
4.00%, 4/1/24-3/1/31	32,255,341	33,245,130
4.26%, 7/1/21	2,764,654	2,863,296
4.50%, 11/1/19-1/1/27	2,418,784	2,471,506
4.88%, 9/1/19	3,434,633	3,454,444
5.00%, 5/1/19-3/1/25	2,461,961	2,523,052
5.50%, 9/1/19-9/1/25	15,967,276	16,322,773
6.00%, 1/1/21-2/1/40	14,812,012	15,366,787
6.50%, 10/1/19-1/1/34	3,729,968	4,154,375
7.00%, 1/1/30-2/1/36	3,118,434	3,550,324
7.50%, 2/1/27-8/1/33	4,366,579	5,031,537
8.50%, 7/1/32	14,512	14,677
9.00%, 8/1/19	103	102
9.50%, 11/1/21	63	63

Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,153,737	1,129,291
Series 2017-M13, Cl. FA, 2.881% [LIBOR01M+40], 10/25/24[2]	3,895,666	3,887,153

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 0.00%, 5/25/23[3,8]	265,839	29,230
Series 254, Cl. 2, 99.999%, 1/25/24[3]	373,931	47,557
Series 294, Cl. 2, 99.999%, 2/25/28[3]	561,431	116,234
Series 301, Cl. 2, 23.008%, 4/25/29[3]	208,110	41,695
Series 321, Cl. 2, 42.031%, 4/25/32[3]	1,363,642	315,084
Series 324, Cl. 2, 19.057%, 7/25/32[3]	440,447	100,821
Series 331, Cl. 10, 21.059%, 2/25/33[3]	694,960	147,009
Series 331, Cl. 4, 0.00%, 2/25/33[3,5]	458,173	98,712
Series 331, Cl. 5, 26.037%, 2/25/33[3]	742,894	142,486
Series 331, Cl. 6, 8.168%, 2/25/33[3]	721,832	139,100
Series 334, Cl. 10, 18.972%, 2/25/33[3]	286,996	62,794
Series 339, Cl. 15, 12.031%, 10/25/33[3]	246,809	52,191
Series 339, Cl. 7, 0.00%, 11/25/33[3,5]	482,266	105,324
Series 351, Cl. 8, 0.00%, 4/25/34[3,5]	509,150	114,289
Series 356, Cl. 10, 0.00%, 6/25/35[3,5]	355,594	72,628
Series 356, Cl. 12, 0.00%, 2/25/35[3,5]	175,139	36,168
Series 362, Cl. 13, 0.00%, 8/25/35[3,5]	518,436	115,914
Series 364, Cl. 15, 0.00%, 9/25/35[3,5]	277,280	59,034

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.35%, 9/25/32[6]	93,645	81,563

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	2,567	2,657
Series 1997-16, Cl. PD, 7.00%, 3/18/27	432,701	468,658

13        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1998-59, Cl. Z, 6.50%, 10/25/28	$49,118	$54,668
Series 1999-54, Cl. LH, 6.50%, 11/25/29	272,767	298,969
Series 2001-69, Cl. PF, 3.486% [LIBOR01M+100], 12/25/31[2]	261,469	268,539
Series 2002-29, Cl. F, 3.486% [LIBOR01M+100], 4/25/32[2]	119,381	122,679
Series 2002-39, Cl. FD, 3.482% [LIBOR01M+100], 3/18/32[2]	267,537	274,953
Series 2002-52, Cl. FD, 2.986% [LIBOR01M+50], 9/25/32[2]	223,036	224,741
Series 2002-53, Cl. FY, 2.986% [LIBOR01M+50], 8/25/32[2]	136,213	137,258
Series 2002-64, Cl. FJ, 3.486% [LIBOR01M+100], 4/25/32[2]	36,791	37,808
Series 2002-65, Cl. FB, 3.486% [LIBOR01M+100], 7/25/32[2]	207,745	213,474
Series 2002-68, Cl. FH, 2.982% [LIBOR01M+50], 10/18/32[2]	72,506	73,032
Series 2002-77, Cl. TF, 3.482% [LIBOR01M+100], 12/18/32[2]	435,830	438,569
Series 2002-82, Cl. FE, 3.486% [LIBOR01M+100], 12/25/32[2]	197,151	202,635
Series 2002-90, Cl. FJ, 2.986% [LIBOR01M+50], 9/25/32[2]	77,485	77,796
Series 2002-90, Cl. FM, 2.986% [LIBOR01M+50], 9/25/32[2]	74,505	75,075
Series 2003-116, Cl. FA, 2.886% [LIBOR01M+40], 11/25/33[2]	128,217	128,646
Series 2003-130, Cl. CS, 9.129% [-2 x LIBOR01M+1,410], 12/25/33[2]	46,582	47,878
Series 2003-21, Cl. FK, 2.886% [LIBOR01M+40], 3/25/33[2]	11,760	11,802
Series 2004-72, Cl. FB, 2.986% [LIBOR01M+50], 9/25/34[2]	1,229,636	1,226,256
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,863,003	1,917,194
Series 2005-45, Cl. XA, 2.826% [LIBOR01M+34], 6/25/35[2]	1,843,527	1,841,997
Series 2005-67, Cl. BF, 2.836% [LIBOR01M+35], 8/25/35[2]	667,615	668,759
Series 2005-85, Cl. FA, 2.836% [LIBOR01M+35], 10/25/35[2]	1,343,619	1,341,854
Series 2006-11, Cl. PS, 15.453% [-3.6667 x LIBOR01M+2,456.67], 3/25/36[2]	255,894	377,783
Series 2006-46, Cl. SW, 15.086% [-3.6665 x LIBOR01M+2,419.92], 6/25/36[2]	220,443	315,035
Series 2006-50, Cl. KS, 15.087% [-3.6667 x LIBOR01M+2,420], 6/25/36[2]	156,597	226,378
Series 2006-50, Cl. SK, 15.087% [-3.6667 x LIBOR01M+2,420], 6/25/36[2]	63,615	91,157
Series 2007-113, Cl. DB, 4.50%, 12/25/22	719,470	719,849
Series 2007-79, Cl. FA, 2.936% [LIBOR01M+45], 8/25/37[2]	399,592	399,831
Series 2008-14, Cl. BA, 4.25%, 3/25/23	9,191	9,207
Series 2008-15, Cl. JN, 4.50%, 2/25/23	95,250	95,320
Series 2008-24, Cl. DY, 5.00%, 4/25/23	2,893	2,899
Series 2008-75, Cl. DB, 4.50%, 9/25/23	63	63
Series 2008-77, Cl. EB, 4.50%, 9/25/23	236,653	236,872
Series 2009-113, Cl. DB, 3.00%, 12/25/20	119,177	118,700
Series 2009-36, Cl. FA, 3.426% [LIBOR01M+94], 6/25/37[2]	1,283,715	1,315,865
Series 2009-70, Cl. NL, 3.00%, 8/25/19	1,035	1,031
Series 2009-70, Cl. NT, 4.00%, 8/25/19	174	174
Series 2009-70, Cl. TL, 4.00%, 8/25/19	706	706
Series 2010-110, Cl. PC, 4.00%, 1/25/38	747,254	747,018
Series 2010-115, Cl. NA, 2.75%, 1/25/39	4,444,944	4,421,945
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	3,561,157	3,551,441
Series 2010-43, Cl. KG, 3.00%, 1/25/21	34,760	34,718

14        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2010-99, Cl. DP, 3.00%, 8/25/39	$1,124,256	$1,123,991
Series 2011-104, Cl. MA, 2.50%, 10/25/26	307,162	304,514
Series 2011-122, Cl. EC, 1.50%, 1/25/20	94,781	94,132
Series 2011-146, Cl. BA, 3.00%, 12/25/25	1,020,522	1,024,790
Series 2011-15, Cl. DA, 4.00%, 3/25/41	582,413	594,383
Series 2011-3, Cl. EL, 3.00%, 5/25/20	90,768	90,444
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,109,269	1,161,231
Series 2011-38, Cl. AH, 2.75%, 5/25/20	42	42
Series 2011-44, Cl. B, 4.00%, 7/25/24	2,229,247	2,299,442
Series 2011-45, Cl. NG, 3.00%, 3/25/25	108,725	108,609
Series 2011-45, Cl. TE, 3.00%, 3/25/25	227,983	227,823
Series 2011-50, Cl. PA, 4.00%, 12/25/40	630,372	640,630
Series 2011-6, Cl. BA, 2.75%, 6/25/20	21,679	21,753
Series 2011-82, Cl. AD, 4.00%, 8/25/26	217,941	218,034
Series 2011-90, Cl. AL, 3.50%, 9/25/23	347,937	350,717
Series 2012-127, Cl. DH, 4.00%, 11/25/27	2,291,761	2,319,276
Series 2012-14, Cl. BA, 3.00%, 8/25/37	1,404,191	1,405,734
Series 2012-20, Cl. FD, 2.886% [LIBOR01M+40], 3/25/42[2]	374,973	375,414
Series 2012-44, Cl. KD, 3.00%, 11/25/29	2,060,989	2,063,686
Series 2012-96, Cl. VA, 3.50%, 2/25/22	2,347,560	2,363,498
Series 2013-100, Cl. CA, 4.00%, 3/25/39	5,955,202	6,061,488
Series 2013-22, Cl. JA, 3.50%, 3/25/43	484,217	484,455
Series 2014-14, Cl. A, 3.50%, 2/25/37	930,850	937,196
Series 2014-66, Cl. QE, 2.00%, 1/25/40	9,064,388	8,957,676
Series 2014-85, Cl. LA, 3.00%, 5/25/31	2,790,578	2,804,573
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,021,949	1,980,578

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 33.36%, 12/18/31[3]	179,437	27,471
Series 2001-68, Cl. SC, 27.285%, 11/25/31[3]	171,935	31,870
Series 2001-81, Cl. S, 12.298%, 1/25/32[3]	126,076	22,095
Series 2002-28, Cl. SA, 12.775%, 4/25/32[3]	130,877	23,292
Series 2002-38, Cl. SO, 30.704%, 4/25/32[3]	241,979	41,177
Series 2002-39, Cl. SD, 43.101%, 3/18/32[3]	259,652	49,373
Series 2002-48, Cl. S, 13.349%, 7/25/32[3]	198,247	38,093
Series 2002-52, Cl. SD, 45.903%, 9/25/32[3]	223,036	43,023
Series 2002-52, Cl. SL, 11.83%, 9/25/32[3]	136,665	25,207
Series 2002-53, Cl. SK, 45.519%, 4/25/32[3]	151,502	29,457
Series 2002-56, Cl. SN, 12.562%, 7/25/32[3]	269,254	51,737
Series 2002-60, Cl. SM, 17.565%, 8/25/32[3]	327,586	48,645
Series 2002-77, Cl. IS, 39.651%, 12/18/32[3]	346,360	68,102
Series 2002-77, Cl. SH, 14.36%, 12/18/32[3]	168,439	27,907
Series 2002-9, Cl. MS, 12.721%, 3/25/32[3]	203,515	38,973
Series 2003-33, Cl. IA, 15.775%, 5/25/33[3]	40,390	8,910
Series 2003-33, Cl. SP, 9.785%, 5/25/33[3]	444,636	86,709
Series 2003-4, Cl. S, 7.228%, 2/25/33[3]	244,983	48,915
Series 2005-12, Cl. SC, 20.758%, 3/25/35[3]	121,273	18,239

15        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2005-14, Cl. SE, 13.92%, 3/25/35[3]	$1,920,814	$249,602
Series 2005-40, Cl. SA, 26.421%, 5/25/35[3]	791,997	126,813
Series 2005-52, Cl. JH, 29.409%, 5/25/35[3]	403,531	60,626
Series 2005-63, Cl. SA, 24.641%, 10/25/31[3]	663,424	89,183
Series 2005-63, Cl. X, 45.931%, 10/25/31[3]	7,853	204
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,5]	8,338	1,008
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,5]	5,758	302
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,5]	966	14
Series 2011-96, Cl. SA, 5.182%, 10/25/41[3]	336,614	53,683
Series 2012-121, Cl. IB, 8.076%, 11/25/27[3]	1,127,701	91,517
Series 2012-134, Cl. SA, 0.00%, 12/25/42[3,5]	1,150,235	217,430
Series 2012-40, Cl. PI, 26.764%, 4/25/41[3]	168,057	20,892
Series 2013-2, Cl. IA, 6.92%, 2/25/43[3]	796,621	146,080
Series 2015-57, Cl. LI, 5.983%, 8/25/35[3]	2,406,814	350,142
Series 2016-45, Cl. MI, 8.547%, 7/25/46[3]	715,009	160,458
Series 2017-66, Cl. AS, 0.00%, 9/25/47[3,5]	5,712,948	836,428
Series 2018-16, Cl. NI, 0.156%, 12/25/44[3]	524,953	79,883
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,5]	1,167,576	118,343

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,5]	9,899,451	4,318
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,5]	4,520,650	11,774
Series 2002-2, Cl. IO, 0.00%, 1/15/32[3,8]	12,192,636	19,935
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,5]	16,747,522	185,097
Series 2003-1, Cl. IO, 0.00% , 11/15/32[3,8]	23,598,968	139,425

		527,128,998

GNMA/Guaranteed—4.2%

Government National Mortgage Assn.:
Series 2010-169, Cl. CD, 3.00%, 12/16/25	572,547	578,644
Series 2011-61, Cl. CH, 3.50%, 11/16/40	15,045,379	15,345,745

Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	21,720	23,854
7.00%, 1/15/28-9/15/29	239,128	257,597
7.50%, 6/15/28-8/15/28	276,481	281,201
8.00%, 9/15/28	5,852	5,863

Government National Mortgage Assn. II Pool:
3.50%, 4/1/49[7]	17,375,000	17,759,151
7.00%, 1/20/30	20,309	23,319
11.00%, 10/20/19	42	42

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 31.142%, 10/16/29[3]	105,090	253
Series 2011-52, Cl. HS, 18.885%, 4/16/41[3]	2,723,709	398,670
Series 2017-136, Cl. LI, 6.988%, 9/16/47[3]	2,099,477	408,091
Series 2017-149, Cl. GS, 0.00%, 10/16/47[3,5]	2,363,423	362,721

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	525,153	537,704
Series 2009-66, Cl. CD, 2.50%, 8/16/39	2,292	2,290

16        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2014-167, Cl. WF, 2.939% [LIBOR01M+45], 7/20/44[2]	$1,365,334	$1,364,415

Government National Mortgage Association:
Series 2010-115, Cl. PX, 4.00%, 9/20/38	1,040,585	1,043,801
Series 2011-82, Cl. PD, 3.50%, 4/20/40	2,571,225	2,590,888
Series 2012-13, Cl. VK, 3.50%, 1/20/25	3,068,878	3,133,799

		44,118,048

Non-Agency—2.9%

Commercial—2.5%

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210], 9/26/35[1,2]	82,561	82,916
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	46,873	46,945

Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.646%, 1/15/51[3]	17,822,212	653,806

CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.622%, 11/13/503	7,739,270	443,713

Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,5]	5,485,878	224,025
Series 2017-C4, Cl. XA, 11.938%, 10/12/50[3]	20,518,094	1,408,598

Federal National Mortgage Assn., Alternative Credit Enhancement
Securities, Interest-Only Stripped Mtg.-Backed Security, Series 2012-M18,
Cl. X, 0.00%, 12/25/22[3,5]	125,850,724	1,118,888

FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.623%, 11/25/45[1,4]	805,000	810,183
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,4]	550,000	553,262
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,4]	850,000	852,398
Series 2014-K36, Cl. C, 4.364%, 12/25/46[1,4]	3,250,000	3,363,336
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,4]	5,250,000	5,442,682
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,4]	2,500,000	2,525,148
Series 2014-K715, Cl. C, 4.122%, 2/25/46[1,4]	2,205,000	2,232,471

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.727%, 4/21/34[4]	295,665	304,109

Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 10.363%, 12/15/50[3]	6,774,822	376,766

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.644%, 11/26/36[1,4]	256,034	255,669

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.912%, 6/26/46[1,4]	338,936	339,580

NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 2.842%
[US0001M+35], 12/7/20[2]	2,479,094	2,482,451

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.493%, 8/25/34[4]	460,505	462,921

UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 12.272%, 11/15/50[3]	13,073,142	805,326

17        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.338%, 12/15/50[3]	$9,406,343	$596,948

		25,382,141

Residential—0.4%

Citigroup Mortgage Loan Trust, Inc., Series 2014-8, Cl. 1A1, 2.778% [US0001M+29], 7/20/36[1,2]	533,397	533,569

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.329%, 7/25/35[4]	446,230	450,785

RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	64,201	57,086
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	913,652	843,523

STACR Trust, Series 2018-HRP2, Cl. M2, 3.736% [US0001M+125], 2/25/47[1,2]	1,770,000	1,778,254

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 4.481%, 10/25/33[4]	376,427	383,160

		4,046,377

Total Mortgage-Backed Obligations (Cost $598,269,514)		600,675,564

U.S. Government Obligations—37.0%

Federal Home Loan Mortgage Corp.Nts:
1.875% Nts., 11/17/20	97,293,000	96,553,491
2.75% Nts., 6/19/23	40,000,000	40,738,106

Federal National Mortgage Assn. Nts.:
1.875% Nts., 9/24/26	4,158,000	3,979,928
2.625% Nts., 1/11/22	88,851,000	89,717,277
2.875% Nts., 9/12/23	60,000,000	61,468,091

United States Treasury Nts., 1.25%, 1/31/20	91,200,000	90,323,625

Total U.S. Government Obligations (Cost $379,895,563)		382,780,518

Short-Term Notes—9.3%

United States Treasury Bills:
2.396%, 6/20/19[9]	22,000,000	21,884,663
2.484%, 9/19/19[9]	40,000,000	39,551,089
2.493%, 8/29/19[9]	35,000,000	34,656,890

Total Short-Term Notes (Cost $96,067,140)		96,092,642

	Shares	Value

Investment Company—1.6%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[10,11] (Cost $16,571,172)	16,571,172	$16,571,172

Total Investments, at Value (Cost $1,164,687,850)	113.2%	1,170,558,960

Net Other Assets (Liabilities)	(13.2)	(136,539,079)

Net Assets	100.0%	$1,034,019,881

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $50,661,499 or 4.90% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a

18        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Statement of Investments (Continued)

predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $21,141,862 or 2.04% of the Fund’s net assets at period end.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $483,503 or 0.05% of the Fund’s net assets at period end.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

8. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. Zero coupon bond reflects effective yield on the original acquisition date.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019

Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	1,000,000	100,478,564	84,907,392	16,571,172

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	$16,571,172	$191,782	$—	$—

19        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts as of March 31, 2019
		Expiration	Number	Notional Amount		Unrealized Appreciation/
Description	Buy/Sell	Date	of Contracts	(000’s)	Value	(Depreciation)

United States Treasury Long Bonds	Buy	6/19/19	66	USD 9,732	$9,877,313	$144,967
United States Treasury Nts., 10 yr.	Sell	6/19/19	661	USD 81,077	82,108,594	(1,031,607)
United States Treasury Nts., 2 yr.	Buy	6/28/19	306	USD 65,105	65,206,688	101,561
United States Treasury Nts., 5 yr.	Sell	6/28/19	283	USD 32,480	32,779,359	(299,288)
United States Ultra Bonds	Buy	6/19/19	4	USD 648	672,000	24,293

						$(1,060,074)

Glossary:

Definitions

D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month

See accompanying Notes to Financial Statements.

20        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,148,116,678)	$1,153,987,788
Affiliated companies (cost $16,571,172)	16,571,172

1,170,558,960

Cash	799,000

Cash used for collateral on futures	1,980,000

Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis	98,666,642
Interest, dividends and principal paydowns	3,695,956
Shares of beneficial interest sold	2,392,713
Variation margin receivable	260,060
Other	285,876

Total assets	1,278,639,207

Liabilities
Payables and other liabilities:
Investments purchased (including $241,116,449 purchased on a when-issued or delayed delivery basis)	243,182,118
Shares of beneficial interest redeemed	889,293
Trustees’ compensation	168,029
Distribution and service plan fees	115,995
Dividends	82,167
Variation margin payable	78,669
Shareholder communications	4,597
Other	98,458

Total liabilities	244,619,326

Net Assets	$1,034,019,881

Composition of Net Assets
Par value of shares of beneficial interest	$237,926

Additional paid-in capital	1,080,370,115

Total accumulated loss	(46,588,160)

Net Assets	$1,034,019,881

21        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $423,444,722 and 97,412,265 shares of beneficial interest outstanding)	$4.35

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.45

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $102,225,608 and 23,564,827 shares of beneficial interest outstanding)	$4.34

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $354,332,691 and 81,558,709 shares of beneficial interest outstanding)	$4.34

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,355,556 and 6,068,124 shares of beneficial interest outstanding)	$4.34

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $127,661,304 and 29,322,307 shares of beneficial interest outstanding)	$4.35

See accompanying Notes to Financial Statements.

22        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT

OF OPERATIONS For Six Months Ended March 31, 2019 Unaudited

Investment Income
Interest	$12,911,192

Fee income on when-issued securities	1,110,857

Dividends — affiliated companies	191,782

Total investment income	14,213,831

Expenses
Management fees	2,135,006

Distribution and service plan fees:
Class A	486,579
Class C	508,873
Class R	63,677

Transfer and shareholder servicing agent fees:
Class A	349,037
Class C	86,948
Class I	53,999
Class R	21,907
Class Y	93,158

Shareholder communications:
Class A	8,353
Class C	2,112
Class I	57
Class R	508
Class Y	857

Trustees’ compensation	24,796

Borrowing fees	13,651

Custodian fees and expenses	3,222

Other	132,854

Total expenses	3,985,594
Less waivers and reimbursements of expenses	(224,852)

Net expenses	3,760,742

Net Investment Income	10,453,089

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	849,551
Futures contracts	(2,720,363)

Net realized loss	(1,870,812)

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in unaffiliated companies	17,367,606
Futures contracts	(4,103,872)

Net change in unrealized appreciation/(depreciation)	13,263,734

Net Increase in Net Assets Resulting from Operations	$21,846,011

See accompanying Notes to Financial Statements.

23        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018[1]

Operations
Net investment income	$10,453,089	$19,054,607

Net realized loss	(1,870,812)	(4,956,032)

Net change in unrealized appreciation/(depreciation)	13,263,734	(15,127,145)

Net increase (decrease) in net assets resulting from operations	21,846,011	(1,028,570)

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(5,810,262)	(9,450,444)
Class B2	—	(9,187)
Class C	(1,047,423)	(1,591,868)
Class I	(5,587,918)	(9,548,606)
Class R	(325,597)	(467,260)
Class Y	(1,678,057)	(1,953,364)

Total dividends and distributions declared	(14,449,257)	(23,020,729)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	9,106,837	(44,357,119)
Class B2	—	(1,754,192)
Class C	(1,744,469)	(22,765,538)
Class I	(40,775,095)	39,836,395
Class R	714,313	769,277
Class Y	36,116,149	26,128,930

Total beneficial interest transactions	3,417,735	(2,142,247)

Net Assets
Total increase (decrease)	10,814,489	(26,191,546)

Beginning of period	1,023,205,392	1,049,396,938

End of period	$1,034,019,881	$1,023,205,392

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2– New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

24        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$4.32	$4.42	$4.49	$4.52	$4.55	$4.59

Income (loss) from investment operations:
Net investment income[2]	0.04	0.08	0.06	0.06	0.06	0.07
Net realized and unrealized gain (loss)	0.05	(0.09)	(0.05)	(0.02)	(0.00)[3]	(0.02)

Total from investment operations	0.09	(0.01)	0.01	0.04	0.06	0.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.09)	(0.08)	(0.07)	(0.09)	(0.09)

Net asset value, end of period	$4.35	$4.32	$4.42	$4.49	$4.52	$4.55

Total Return, at Net Asset Value[4]	2.13%	(0.12)%	0.21%	0.96%	1.26%	1.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$423,445	$411,340	$465,903	$545,793	$563,832	$596,274

Average net assets (in thousands)	$411,818	$433,988	$497,770	$556,423	$576,463	$646,216

Ratios to average net assets:[5]
Net investment income	2.02%	1.79%	1.41%	1.28%	1.42%	1.41%
Expenses excluding specific expenses listed below	0.87%	0.88%	0.92%	0.92%	0.91%	0.91%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses	0.87%[7]	0.88%[7]	0.92%[7]	0.92%	0.91%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Portfolio turnover rate[8]	30%	75%	150%	211%	155%	229%

25        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.87%
Year Ended September 30, 2018	0.88%
Year Ended September 30, 2017	0.92%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$1,913,873,337	$1,935,836,450
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445
Year Ended September 30, 2014	$3,062,315,364	$3,194,025,891

See accompanying Notes to Financial Statements.

26        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$4.31	$4.41	$4.48	$4.51	$4.54	$4.58

Income (loss) from investment operations:
Net investment income[2]	0.03	0.04	0.03	0.02	0.03	0.03
Net realized and unrealized gain (loss)	0.04	(0.08)	(0.06)	(0.01)	(0.01)	(0.02)

Total from investment operations	0.07	(0.04)	(0.03)	0.01	0.02	0.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.06)	(0.04)	(0.04)	(0.05)	(0.05)

Net asset value, end of period	$4.34	$4.31	$4.41	$4.48	$4.51	$4.54

Total Return, at Net Asset Value[3]	1.72%	(0.92)%	(0.60)%	0.15%	0.46%	0.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,226	$103,237	$128,748	$170,883	$177,216	$190,398

Average net assets (in thousands)	$102,565	$114,838	$147,398	$177,471	$181,572	$208,333

Ratios to average net assets:[4]
Net investment income	1.22%	0.99%	0.61%	0.48%	0.62%	0.61%
Expenses excluding specific expenses listed below	1.63%	1.64%	1.68%	1.67%	1.66%	1.66%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses	1.63%[6]	1.64%[6]	1.68%[6]	1.67%	1.66%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

Portfolio turnover rate[7]	30%	75%	150%	211%	155%	229%

27        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.63%
Year Ended September 30, 2018	1.64%
Year Ended September 30, 2017	1.68%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$1,913,873,337	$1,935,836,450
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445
Year Ended September 30, 2014	$3,062,315,364	$3,194,025,891

See accompanying Notes to Financial Statements.

28        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$4.31	$4.41	$4.49	$4.52	$4.55	$4.59

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.08	0.07	0.08	0.08
Net realized and unrealized gain (loss)	0.05	(0.08)	(0.07)	(0.01)	(0.01)	(0.02)

Total from investment operations	0.10	0.01	0.01	0.06	0.07	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.11)	(0.09)	(0.09)	(0.10)	(0.10)

Net asset value, end of period	$4.34	$4.31	$4.41	$4.49	$4.52	$4.55

Total Return, at Net Asset Value[3]	2.29%	0.19%	0.30%	1.28%	1.71%	1.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$354,333	$392,581	$361,508	$363,973	$358,985	$445,363

Average net assets (in thousands)	$360,789	$384,400	$363,396	$360,944	$447,250	$391,818

Ratios to average net assets:[4]
Net investment income	2.33%	2.11%	1.74%	1.59%	1.75%	1.73%
Expenses excluding specific expenses listed below	0.49%	0.49%	0.48%	0.48%	0.47%	0.47%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses	0.49%[6]	0.49%[6]	0.48%[6]	0.48%	0.47%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.49%[7]	0.49%[7]	0.48%[7]	0.48%	0.47%	0.47%

Portfolio turnover rate[8]	30%	75%	150%	211%	155%	229%

29        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.49%
Year Ended September 30, 2018	0.49%
Year Ended September 30, 2017	0.48%

7. Waiver was less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$1,913,873,337	$1,935,836,450
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445
Year Ended September 30, 2014	$3,062,315,364	$3,194,025,891

See accompanying Notes to Financial Statements.

30        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class R	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$4.31	$4.41	$4.48	$4.51	$4.55	$4.59

Income (loss) from investment operations:
Net investment income[2]	0.04	0.06	0.05	0.04	0.05	0.05
Net realized and unrealized gain (loss)	0.04	(0.08)	(0.05)	(0.01)	(0.01)	(0.01)

Total from investment operations	0.08	(0.02)	0.00	0.03	0.04	0.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.08)	(0.07)	(0.06)	(0.08)	(0.08)

Net asset value, end of period	$4.34	$4.31	$4.41	$4.48	$4.51	$4.55

Total Return, at Net Asset Value[3]	1.98%	(0.43)%	(0.10)%	0.65%	0.85%	0.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,355	$25,453	$25,258	$31,529	$30,218	$33,413

Average net assets (in thousands)	$25,853	$24,956	$27,649	$30,885	$31,657	$36,387

Ratios to average net assets:[4]
Net investment income	1.72%	1.49%	1.11%	0.97%	1.12%	1.11%
Expenses excluding specific expenses listed below	1.13%	1.13%	1.17%	1.17%	1.16%	1.15%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses	1.13%[6]	1.13%[6]	1.17%[6]	1.17%	1.16%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Portfolio turnover rate[7]	30%	75%	150%	211%	155%	229%

31        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.13%
Year Ended September 30, 2018	1.13%
Year Ended September 30, 2017	1.17%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$1,913,873,337	$1,935,836,450
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445
Year Ended September 30, 2014	$3,062,315,364	$3,194,025,891

See accompanying Notes to Financial Statements.

32        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class Y	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$4.32	$4.42	$4.50	$4.53	$4.56	$4.58

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.08	0.07	0.08	0.08
Net realized and unrealized gain (loss)	0.05	(0.08)	(0.07)	(0.01)	(0.01)	0.00[3]

Total from investment operations	0.10	0.01	0.01	0.06	0.07	0.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.11)	(0.09)	(0.09)	(0.10)	(0.10)

Net asset value, end of period	$4.35	$4.32	$4.42	$4.50	$4.53	$4.56

Total Return, at Net Asset Value[4]	2.28%	0.18%	0.29%	1.26%	1.57%	1.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,661	$90,594	$66,206	$51,914	$48,028	$35,442

Average net assets (in thousands)	$110,266	$80,120	$58,767	$57,294	$40,668	$60,953

Ratios to average net assets:[5]
Net investment income	2.32%	2.09%	1.73%	1.58%	1.72%	1.77%
Expenses excluding specific expenses listed below	0.63%	0.64%	0.68%	0.68%	0.66%	0.66%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses	0.63%[7]	0.64%[7]	0.68%[7]	0.68%	0.66%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

Portfolio turnover rate[8]	30%	75%	150%	211%	155%	229%

33        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.63%
Year Ended September 30, 2018	0.64%
Year Ended September 30, 2017	0.68%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$1,913,873,337	$1,935,836,450
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445
Year Ended September 30, 2014	$3,062,315,364	$3,194,025,891

See accompanying Notes to Financial Statements.

34        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

35        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open

36        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Significant Accounting Policies (Continued)

for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $51,352,543, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,164,687,850
Federal tax cost of other investments	(38,071,878)

Total federal tax cost	$1,126,615,972

Gross unrealized appreciation	$12,298,063
Gross unrealized depreciation	(7,487,027)

Net unrealized appreciation	$4,811,036

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and

37        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt

38        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

3. Securities Valuation (Continued)

securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

39        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$74,439,064	$—	$74,439,064
Mortgage-Backed Obligations	—	600,675,564	—	600,675,564
U.S. Government Obligations	—	382,780,518	—	382,780,518
Short-Term Notes	—	96,092,642	—	96,092,642
Investment Company	16,571,172	—	—	16,571,172

Total Investments, at Value	16,571,172	1,153,987,788	—	1,170,558,960
Other Financial Instruments:
Futures contracts	270,821	—	—	270,821

Total Assets	$16,841,993	$1,153,987,788	$—	$1,170,829,781

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,330,895)	$—	$—	$(1,330,895)

Total Liabilities	$(1,330,895)	$—	$—	$(1,330,895)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of

40        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

4. Investments and Risks (Continued)

Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$241,116,449

Sold securities	98,666,642

The Fund may enter into “forward roll” transactions with respect to mortgage-related

41        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $1,003,000 of collateral to the Fund for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

42        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

43        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $19,803,294 and $317,531,345 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than

44        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Use of Derivatives (Continued)

as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

45        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

	Asset Derivatives			Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value

Interest rate contracts Variation margin receivable		$260,060	*	Variation margin payable	$78,669	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Change in Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Futures contracts

Interest rate contracts	$(2,720,363)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Futures contracts

Interest rate contracts	$(4,103,872)

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	11,538,611	$49,859,641	11,504,396	$50,072,031
Dividends and/or distributions reinvested	1,264,831	5,467,225	2,043,616	8,886,513
Redeemed	(10,702,116)	(46,220,029)	(23,730,946)	(103,315,663)

Net increase (decrease)	2,101,326	$9,106,837	(10,182,934)	$(44,357,119)

Class B
Sold	—	$—	4,765	$20,911
Dividends and/or distributions reinvested	—	—	2,088	9,124
Redeemed[1]	—	—	(408,498)	(1,784,227)

Net decrease	—	$—	(401,645)	$(1,754,192)

46        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class C
Sold	3,069,062	$13,226,373	2,683,679	$11,683,153
Dividends and/or distributions reinvested	235,588	1,016,367	353,749	1,537,106
Redeemed	(3,709,653)	(15,987,209)	(8,279,259)	(35,985,797)

Net decrease	(405,003)	$(1,744,469)	(5,241,831)	$(22,765,538)

Class I
Sold	9,211,991	$39,773,543	38,786,612	$168,929,671
Dividends and/or distributions reinvested	1,286,509	5,558,819	2,196,750	9,546,461
Redeemed	(19,946,737)	(86,107,457)	(31,873,908)	(138,639,737)

Net increase (decrease)	(9,448,237)	$(40,775,095)	9,109,454	$39,836,395

Class R
Sold	868,272	$3,748,398	1,567,357	$6,826,192
Dividends and/or distributions reinvested	70,689	305,310	99,866	433,941
Redeemed	(773,477)	(3,339,395)	(1,488,809)	(6,490,856)

Net increase	165,484	$714,313	178,414	$769,277

Class Y
Sold	20,563,808	$88,886,227	14,977,654	$65,250,590
Dividends and/or distributions reinvested	357,845	1,549,382	421,629	1,835,038
Redeemed	(12,559,108)	(54,319,460)	(9,407,797)	(40,956,698)

Net increase	8,362,545	$36,116,149	5,991,486	$26,128,930

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$81,545,113	$70,285,971

U.S. government and government agency obligations	180,488,169	287,873,275

To Be Announced (TBA) mortgage-related securities	1,913,873,337	1,935,836,450

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

47        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.380

The Fund’s effective management fee for the reporting period was 0.42% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

48        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

9. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C	Class R
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2019	$16,680	$454	$2,175	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/ or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the following annual rates: 0.80% for Class A shares, 1.60% for

49        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Class C shares, 1.10% for Class R shares and 0.50% for Class Y shares, as calculated on the daily net assets of the Fund. The expense limitations do not include extraordinary expenses, interest and fees from borrowing, and other expenses not incurred in the ordinary course of the Fund’s business.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$133,363
Class C	11,752
Class R	2,841
Class Y	69,194

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $7,702 for IGMMF management fees.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company

50        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

11. Pending Acquisition (Continued)

Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

51        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

52        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

				Other
	Pay		Net Profit	Capital
Fund Name	Date	Net Income	from Sale	Sources

Oppenheimer Limited-Term Government Fund	12/31/18	29.8%	0.0%	70.2%

53        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Peter Strzalkowski, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

54        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

● Applications or other forms.

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If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

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Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

55        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

● All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

● Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

● You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0855.001.0319 May 15, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)        (1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019